GEOGRAPHIC AND CUSTOMER INFORMATION - Summary of Reportable Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 6,026	$ 5,466	$ (9,364)
Europe Middle East And Africa [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[1]	3,225	2,570	3,992
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		739	538	1,078
North America [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[2]	$ 2,062	$ (2,358)	$ (14,434)

[1]	Includes revenues from Germany in the amount of $3,034, $2,491 and $3,635 in the years ended December 31, 2022, 2021 and 2020, respectively.
[2]	Includes revenues from United States only. During the year ended December 31, 2020, a reduction of revenue in the amount of $14,800 was recorded (see also Note 2i).